Equity method investments - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 29, 2017	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ 138.0	€ 199.1		€ 88.6
Cash received equity method investments		€ 178.7	168.0	[1]	€ 128.1
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Weighted average useful life of finite-lived intangible assets acquired		14 years 1 month 6 days
Equity method investment acquisition date	Jun. 29, 2017
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		24.90%
Carl Zeiss SMT Holding GmbH & Co. KG | Share of net income (loss) after accounting policy alignment
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ 169.1	246.5
Carl Zeiss SMT Holding GmbH & Co. KG | Basis difference amortization
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		26.7	26.7
Carl Zeiss SMT Holding GmbH & Co. KG | Intercompany profit elimination
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ 4.4	€ 20.7

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, depreciation of right-of-use assets, amortization of underwriting commissions and discount related to the bonds and credit facility.